Consolidated Statements of Financial Position (Parenthetical) - ₪ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of financial position [Abstract]
Ordinary shares, par value	₪ 0.1	₪ 0.1
Ordinary shares, authorized	1,450,000,000	1,450,000,000
Ordinary shares, issued	514,205,799	514,205,799
Ordinary shares, outstanding	514,205,799	514,205,799